Intangible Assets, Net - Schedule of Intangible Assets Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 10,210,107	$ 130,456,785
Less: accumulated amortization	(3,357,829)	(2,136,210)
Less: impairment		(120,440,421)
Intangible assets, net	6,852,278	7,880,154
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	138,468	135,840
Patent [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets		120,440,421
License [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 10,071,639	$ 9,880,524